Stockholders' Equity (Deficiency) - Schedule of Assumption Used for Valuation of Derivative Liability (Details)	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Feb. 25, 2020 $ / shares
Stock Price [Member]
Derivative liability, measurement input price per share	$ 0.3859	$ 0.295	$ 0.70
Projected Volatility [Member]
Derivative liability, measurement input percentage	102.7	102.7	97.1
Risk-free Rate [Member]
Derivative liability, measurement input percentage	0.29	0.38	1.36